Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 5,582	$ 4,844
Loss exposed due to involvement with Variable Interest Entities	4,400
Operating leases maximum maturity date	2023
Rental expense	79,585	76,547	70,933
Non-cancelable purchase obligations for goods	7,500
Carrier and Its Affiliates
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 5,600